THE MANAGERS FUNDS (LOGO)

                                MONEY MARKET FUND

                                  ANNUAL REPORT
                                NOVEMBER 30, 1995


                               40 Richards Avenue
                                Norwalk, CT 06854

                           THE MANAGERS FUNDS (LOGO)



Dear Fellow Shareholder:

   As you may recall from the proxy statement you received last summer, (or from disclosure contained in our prospectus), Managers Money Market Fund has undergone a conversion from a stand-alone mutual fund to a two-tiered master/feeder structure sometimes known as "Hub and Spoke(REGISTRATION MARK)." As part of this conversion, the Fund's fiscal year end has been changed to now correspond with the November 30 year end of the Money Market Portfolio, the master fund in which the Fund now invests. The fiscal year end for the other funds within The Managers Funds family remains December 31.

   Rather than investing directly in money market securities, the Fund now invests in the Money Market Portfolio, a $3 billion pool of money market investments managed by Morgan Guaranty Trust Company of New York, a subsidiary of J.P. Morgan & Co. Incorporated. This arrangement allows the Fund to benefit from the economies of scale and increased diversification associated with the Morgan portfolio. This is expected to result in lower expenses and an improved yield for the Fund's shareholders.

   In addition, the Fund's administrator is initially reimbursing the Fund for all spoke and hub level costs, and in any case, has undertaken to cap all spoke level expenses at 5 basis points until at least May 31, 1996.

   Operationally, the daily cutoff time for accepting purchase orders which are eligible to receive that day's dividend has been extended from 11:00 a.m. to 3:00 p.m E.S.T. Please see the current prospectus for details on purchases and redemptions.

   We are excited about this new structure and the enhancements it is expected to bring to shareholders of Managers Money Market Fund. This report contains financial statements and a listing of the Fund's portfolio holdings on November
30. As the Fund was being positioned for the December 1 conversion, the portfolio on November 30 should not be considered to be representative of the historical or future portfolio.

   Under this new structure, the Fund will hold a pro rata ownership in over 100 securities (at current asset levels). This is in comparison to our previous stand-alone portfolio which typically averaged approximately 18 securities. This significantly greater degree of diversification is another clear benefit to the Fund.

   Future reports will contain financial information on both the Fund and the hub portfolio.

   As always, please feel free to contact us should you have any questions on this report or the Fund.

   We thank you for your continued investment in The Managers Funds.

   Sincerely,

   /s/  ROBERT P. WATSON

   Robert P. Watson
   President


                                       1

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THE MANAGERS FUNDS PERFORMANCE

                                      AVERAGE ANNUAL RETURNS AS OF
                                          SEPTEMBER 30, 1995*
                                  ----------------------------------
                   11 MONTHS ENDED                           SINCE    INCEPTION
EQUITY FUNDS           11/30/95   1 YEAR 5 YEARS 10 YEARS  INCEPTION     DATE
--------------------------------------------------------------------------------
Income Equity          30.14%     22.07%  16.54%   13.63%    13.92%    Oct. 84
Capital Appreciation   33.01%     27.91%  18.62%   15.59%    15.61%    June 84
Special Equity         29.62%     25.95%  22.86%   16.49%    15.50%    June 84
International Equity   13.76%     10.15%  15.36%     --      14.63%    Dec. 85

FIXED INCOME FUNDS
--------------------------------------------------------------------------------
Short Government        8.83%      8.06%   4.33%     --      5.24%     Oct. 87
Short & Intermediate   14.10%      9.33%   7.61%    7.81%    8.85%     June 84
Intermediate Mortgage  15.69%     10.41%   5.28%     --      7.33%     May  86
Bond                   28.54%     22.82%  11.49%   10.75%    11.68%    June 84
Global Bond            16.86%     13.33%    .--      --      7.93%     Mar. 94
--------------------------------------------------------------------------------
*Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions.

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For additional or more recent information on The Managers Funds, including a prospectus, call (800)835-3879. Please read the prospectus carefully before you invest or send money.


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MANAGERS MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
November 30, 1995
-----------------------------------------------
 PRINCIPAL  INTEREST  MATURITY
  AMOUNT      RATE      DATE          VALUE
-----------------------------------------------
U.S. TREASURY OBLIGATIONS--82.8%
U.S. Treasury Bills,
$2,700,000   5.500%   12/21/95     $ 2,691,750
4,500,000    5.500%   12/21/95       4,486,125
2,000,000    5.500%   12/21/95       1,993,811
                                   -----------
TOTAL U.S. TREASURY OBLIGATIONS      9,171,686
                                   -----------

-----------------------------------------------
                     PRINCIPAL
                      AMOUNT     VALUE
-----------------------------------------------
REPURCHASE AGREEMENT--22.4%
Salomon Brothers,
   dated 11/30/95,
   due 12/01/95,
   5.900%, total at
   maturity $2,480,406
   (secured by
   $2,488,000 U.S.
   Treasury Notes,
   7.250%, due
   11/30/96, market
   value $2,530,794)     $2,480,000 $ 2,480,000
                                    -----------
TOTAL INVESTMENTS--
   AT AMORTIZED COST--105.2%         11,651,686
OTHER ASSETS, LESS
   LIABILITIES--(5.2)%                 (579,276)
                                    -----------
NET ASSETS--100.0%                  $11,072,410
                                    ===========

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   The accompanying notes are an integral part of these financial statements.

                                       2

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MANAGERS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 1995
--------------------------------------------------------------------------------
ASSETS:
   Investments at amortized cost and value                         $ 9,171,686
   Repurchase agreement at amortized cost and value                  2,480,000
   Cash                                                                    950
   Receivable from shares sold                                           9,090
   Interest receivable                                                     407
   Prepaid expenses                                                     10,614
                                                                   -----------
         Total assets                                               11,672,747
                                                                   -----------
LIABILITIES:
   Payable for shares repurchased                                      569,295
   Dividends payable to shareholders                                     3,569
   Other accrued expenses                                               27,473
                                                                   -----------
   Total liabilities                                                   600,337
                                                                   -----------
NET ASSETS                                                         $11,072,410
                                                                   ===========
   Shares outstanding                                               11,072,410
                                                                   ===========
   Net asset value, offering and redemption price per share              $1.00
                                                                   ===========
NET ASSETS REPRESENT:
   Paid-in capital                                                 $11,072,410
                                                                   ===========
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the eleven months ended November 30, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest Income                                                    $717,921
EXPENSES:
   Investment advisory and management fees                $ 42,050
   Administration fees                                       6,007
   Custodian fees                                           20,568
   Audit fees                                               19,345
   Transfer agent fees                                      18,092
   Reports to shareholders                                  15,853
   Registration fees                                        11,289
   Legal fees                                                4,395
   Trustee fees                                              1,458
   Miscellaneous expenses                                    2,370
                                                          --------
       Total expenses                                      141,427
   Less: waiver of administration fee                       (6,007)
                                                          --------
         Net expenses                                                  135,420
                                                                      --------
NET INVESTMENT INCOME                                                 $582,501
                                                                      ========
--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

                                       3

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MANAGERS MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS


--------------------------------------------------------------------------------
                                                For the eleven        For the
                                                 months ended       year ended
                                                 November 30,      December 31,
                                                     1995              1994
                                                --------------     ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income                         $   582,501       $   578,931
                                                 -----------       -----------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                       (582,501)         (578,931)
                                                 -----------       -----------

FROM CAPITAL SHARE TRANSACTIONS
   (AT A CONSTANT $1.00 PER SHARE):
   Proceeds from sale of shares                   45,741,592        73,465,976
   Net asset value of shares issued in
     connection with reinvestment
     of dividends                                    541,365          535,461
   Cost of shares repurchased                    (52,479,096)      (64,100,877)
                                                 -----------       -----------
      Net increase (decrease) from capital
         share transactions                       (6,196,139)       9,900,560
                                                 -----------       -----------
  Total increase (decrease) in net assets        (6,196,139)        9,900,560
                                                 -----------       ----------

NET ASSETS:
   Beginning of period                            17,268,549         7,367,989
                                                 -----------       -----------
   End of period                                 $11,072,410       $17,268,549
                                                 ===========       ===========
--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

                                       4

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MANAGERS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
For a share of capital stock outstanding throughout each period
--------------------------------------------------------------------------------

                                      Eleven months
                                          ended                    Year ended December 31,
                                       November 30,   ------------------------------------------------------
                                           1995         1994       1993      1992*      1991*      1990*
------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD     $ 1.000      $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
                                         -------      -------    -------    -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                   0.044        0.035      0.022      0.030      0.054      0.081(d)
   Net realized and unrealized gain
     on investments                           --           --         --         --      0.003         --
                                         -------      -------    -------    -------    -------    -------
       Total from investment operations    0.044        0.035      0.022      0.030      0.057      0.081
                                         -------      -------    -------    -------    -------    -------

LESS DISTRIBUTIONS TO SHAREHOLDERS
   FROM:
   Net investment income                  (0.044)      (0.035)    (0.022)    (0.030)    (0.054)    (0.081)
   Net realized gain on investments           --           --         --         --     (0.003)        --
                                         -------      -------    -------    -------    -------    -------
       Total distributions to
         shareholders                     (0.044)      (0.035)    (0.022)    (0.030)    (0.057)    (0.081)
                                         -------      -------    -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD           $ 1.000      $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
                                         -------      -------    -------    -------    -------    -------
------------------------------------------------------------------------------------------------------------
Total Return (c)                           4.51%(b)     3.61%      2.48%      3.12%      5.35%      7.66%
============================================================================================================
Ratio of net expenses to average
   net assets                              1.13%(b)     0.73%      0.74%      0.67%      0.57%      0.27%(d)
Ratio of net investment income
   to average net assets                   4.85%(b)     3.84%      2.48%      3.05%      5.69%      8.09%(d)
Net assets at end of period
   (000's omitted)                      $11,072      $17,269     $7,368     $9,320     $4,868    $14,944
============================================================================================================
Expense Waiver (a)
--------------
Ratio of total expenses to average
   net assets                              1.18%(b)     1.03%      0.99%      0.98%      1.06%      0.32%
Ratio of net investment income
   to average net assets                   4.80%(b)     3.54%      2.23%      2.74%      5.21%      8.04%
============================================================================================================

(a) Ratio information assuming no waiver of investment advisory and management fees and/or administrative fees in effect for the period presented, if applicable. (See Note 2).
(b) Annualized.
(c) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(d) Does not reflect investment advisory and management fees which, prior to May 1990, were paid directly to the Manager by the shareholders under an Asset Management Consulting Agreement providing for a negotiated fee based on the net assets of the Fund.
 *  Audited by prior auditors.

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                                       5

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MANAGERS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 1995
--------------------------------------------------------------------------------

Managers Money Market Fund (the "Fund") is a portfolio of The Managers Funds (the "Trust"), a no-load, diversified, open-end, management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Currently the Trust is comprised of 10 investment series, (collectively the "Funds"). Through November 30, 1995, the Fund operated as a stand-alone mutual fund. On October 27, 1995, shareholders of the Fund approved certain changes to the fundamental investment restrictions and investment objective of the Fund to permit the Fund to invest all of its investable assets in another diversified, open-end management investment company. This reorganization was made in an effort to reduce the Fund's expenses and provide an improved investment yield for shareholders. These changes are discussed below under "Subsequent Events."

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the
Fund:

   (A) VALUATION OF INVESTMENTS
As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Board of Trustees.

   (B) SECURITY TRANSACTIONS
Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

   (C) INVESTMENT INCOME AND EXPENSES
Investment income consists of accrued interest, including amortization of premium and accretion of original issue discount, if any. Other income and expenses are recorded on an accrual basis. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds in the Trust based upon their average net assets.

   (D) DIVIDENDS AND DISTRIBUTIONS
Dividends resulting from net investment income normally will be declared daily, payable on the third to the last business day of the month.

Distributions classified as capital gains for federal income tax purposes, if any, will be made on an annual basis and when required for federal excise tax purposes. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from gener-

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                                       6

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--------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------
ally accepted accounting principles. Permanent book and tax differences, if any, relating to shareholder distributions will result in reclassifications to capital stock.

   (E) REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund's custodian or at the Federal Reserve Bank.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   (F) FEDERAL TAXES
The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no federal income or excise tax provision is included in the accompanying financial statements.

   (G) CAPITAL STOCK
The Trust's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded as of the ex-dividend date.

At November 30, 1995, one unaffiliated shareholder held 12% of the outstanding shares of the Fund.

(2) AGREEMENTS AND TRANSACTIONS WITH AFFILIATES
Through November 30, 1995, The Managers Funds, L.P. (the "Investment Manager") has provided and overseen investment advisory and management services to the Fund under a Management Agreement. Effective December 1, 1995, the Fund was re-organized as discussed below under "Subsequent Events."For the eleven months ended November 30, 1995, the Investment Manager selected portfolio managers for the Fund (subject to Trustee and shareholder approval), allocated assets among portfolio managers and monitored the portfolio manager's investment programs and results. The Fund's investment portfolio was managed by a portfolio manager who served pursuant to a Portfolio Management Agreement with the Investment Manager and the Fund. Certain trustees and officers of the Fund are officers of the Investment Manager.

Investment advisory and management fees were paid directly by the

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                                       7

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--------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------
Fund to The Managers Funds, L.P. based on average daily net assets. The annual investment advisory and management fee, as a percentage of average daily net assets, was 0.35%.

The Trust has adopted an Administrative and Shareholder Servicing Agreement under which The Managers Funds, L.P. serves as the Fund's administrator (the "Administrator") and is responsible for all aspects of managing the Fund's operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, dealers and registered investment advisers, that advise or act as an intermediary with the Fund's shareholders.

For the eleven months ended November 30, 1995, and since May 15, 1990, the Trustees have approved a fee of 0.05%, all of which has been voluntarily waived by the Administrator. This waiver may be modified or terminated at anytime at the sole discretion of the Administrator. The fee paid to the Administrator is established by the Trustees and may not exceed an annual rate of 0.25% of the Fund's average daily net assets.

An aggregate annual fee of $10,000 is paid to each outside Trustee for serving as a Trustee of the Trust. In addition, these Trustees receive meeting fees of $750 for each in-person meeting attended, and $200 for participation in any telephonic meetings. The Trustee fee expense shown in the financial statements represents the Fund's allocated portion of the total fees.

(3) SUBSEQUENT EVENTS
Effective December 1, 1995, the Fund now operates under a two-tiered master/feeder structure sometimes known as "Hub and Spoke(REGISTRATION
MARK)(1)." Under the Hub and Spoke structure, one or more investment companies and other collective investment vehicles with substantially the same investment objectives--the SpokesSM--pool their assets by investing in a single investment company having substantially the same investment objective--the HubSM. By enabling a spoke fund to pool its assets with other spoke funds, the Hub and Spoke structure offers certain advantages over traditional mutual funds. The changes in investment restrictions necessary to complete this reorganization were approved by the Fund's shareholders at a meeting held on October 27, 1995, and on December 1, 1995, the Fund began investing all of its investable assets in The Money Market Portfolio (the "Hub Portfolio"), advised by Morgan Guaranty Trust Company of New York.

The Hub Portfolio is a no-load, diversified, open-end management investment company which is registered under the 1940 Act. The Hub Portfolio

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                                       8

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--------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------
was organized as a trust under New York law on January 29, 1993. The beneficial interests in the Hub Portfolio are not available for purchase by members of the general public.

Under the Hub and Spoke Structure, the Fund no longer requires the services of the Asset Manager as discussed above, as all portfolio management operations are performed at the level of the Hub Portfolio. The other duties of the Investment Manager continue to be performed by The Managers Funds, L.P., in its capacity as the Fund's Administrator.

As approved by shareholders, the Fund's investment objective and restrictions have been revised to correspond to those of the Hub Portfolio, and under the Hub and Spoke structure, the Fund now pursues its investment objective through investment in shares of beneficial interest of the Hub Portfolio, rather than through direct investments in portfolio securities. All portfolio security investments are made at the level of the Hub Portfolio.

In connection with, and effective upon, the reorganization under the Hub and Spoke structure, the Trust's Trustees have approved an increase in the Administrative fee from 0.05% of average daily net assets to 0.25%. This revised fee level reflects the increased responsibilities provided under the Administrative Agreement; however, the Trustees have been advised by Administrator that the total fee rate for services that would be paid by the Fund, both directly and through the Hub Portfolio, will not exceed the rate previously paid by the Fund prior to the reorganization. The Administrator has agreed to waive its fee as necessary and reimburse all spoke level expenses in excess of 0.05% of the Fund's average daily net assets for at least the first six months of operations under the Hub and Spoke structure. Thereafter, the expense waiver and limitation may be modified at any time, in which event the expenses of the Fund could rise. For more information on the current expense structure of the Fund, please contact the Administrator for a copy of the current prospectus. (As of December 1, 1995, the Manager is currently reimbursing all expenses. Such reimbursement is subject to change at any time at the discretion of the Administrator).

(4) CONTINGENCY
Two lawsuits seeking class action status have been filed against Managers Intermediate Mortgage Fund, Managers Short Government Fund, and the Investment Manager, among other defendants including the Trust. A motion has been filed to dismiss the suit relating to Managers Intermediate Mortgage Fund and there has been no decision yet from the court. On November 24, 1995,

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                                       9

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--------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------

the defendant's motion to dismiss the suit against Managers Short Government Fund was granted, in part and denied, in part, and the plaintiff was granted leave to file an amended complaint. In both of these cases the plaintiffs seek unspecified damages based upon losses alleged in the two funds named above. Another non-class action lawsuit and an arbitration have been filed against certain of the defendants, among others, and Managers Short and Intermediate Bond Fund based on similar allegations. Management believes that the cases are without merit and intends to defend vigorously against these actions.

--------------------------------------------------------------------------------
IMPORTANT TAX INFORMATION
For the 11 months ended November 30, 1995 the percentage of U.S. Treasury income as a percentage of total income was 2.04%. In January 1996, shareholders will receive information concerning calendar year 1995 dividends.
----------
(1) Hub and Spoke is a registered service mark of Signature Financial Group, Inc., and the terms "Hub" and "Spoke" are service marks of Signature Financial Group, Inc.

RESULTS OF SHAREHOLDER MEETING
A meeting of shareholders of the Fund was held on October 27, 1995, at which time a proposal was approved to change the fundamental investment restrictions and investment objective of the Fund to conform them to those of The Money Market Portfolio, thereby permitting the Fund to invest all of its investable assets in The Money Market Portfolio, a diversified, open-end management investment company. A total of 6,249,650 of the 12,069,277 eligible shares were voted, of which 6,199,733 (99.2%) voted for the proposal, 8,951 (0.1%) voted against, and 40,966 (0.7%) abstained.

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                                       10

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REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees of The Managers Funds and the Shareholders of Managers Money Market Fund:

    We have audited the accompanying statement of assets and liabilities of Managers Money Market Fund, including the schedule of portfolio investments, as of November 30, 1995 and the related statement of operations for the eleven months then ended, the statement of changes in net assets for the eleven months then ended and for the year ended December 31, 1994, and the financial highlights for the eleven months ended November 30, 1995 and for each of the two years in the period ended December 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years ended December 31, 1990 through 1992, presented herein, were audited by other auditors whose report dated February 26, 1993, expressed an unqualified opinion on such financial highlights.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Managers Money Market Fund as of November 30, 1995, the results of its operations for the eleven months then ended, the changes in its net assets for the eleven months then ended and for the year ended December 31, 1994, and the financial highlights for the eleven months ended November 30, 1995 and for each of the two years in the period ended December 31, 1994, in conformity with generally accepted accounting principles.

                                           COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
December 18, 1995

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                                       11

---------------------------------
The Managers Funds Family
Equity Funds:
   Capital Appreciation
   Income Equity
   Special Equity
   International Equity

Fixed Income Funds:
   Short Government
   Short and Intermediate Bond
   Intermediate Mortgage
   Bond
   Global Bond
   Money Market
---------------------------------

INVESTMENT MANAGER AND ADMINISTRATOR
The Managers Funds, L.P.
(800) 835-3879

COUNSEL
Shereff, Friedman, Hoffman & Goodman, LLP

CUSTODIAN
State Street Bank & Trust Co.

TRANSFER AGENT
State Street Bank & Trust Co.
(800) 252-0682


THIS REPORT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.